Note 15 - Warehouse Credit Facilities	12 Months Ended
Dec. 31, 2022
Warehouse Credit Facilities [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]

15.         Warehouse credit facilities

The following table summarizes the Company’s mortgage warehouse credit facilities as at December 31, 2022:

		December 31, 2022		December 31, 2021
	Current	Maximum	Carrying	Maximum	Carrying
	Maturity	Capacity	Value	Capacity	Value
Facility A - SOFR plus 1.70%	October 19, 2023	$125,000	$1,924	$125,000	$70,694
Facility B - SOFR plus 1.70%	On demand	125,000	7,619	125,000	49,860
Facility C - SOFR plus 1.60%	April 27, 2023	150,000	14,743	150,000	42,357
		$400,000	$24,286	$400,000	$162,911

Colliers Mortgage LLC (“Colliers Mortgage”) has warehouse credit facilities which are used exclusively for the purpose of funding warehouse mortgages receivable. The warehouse credit facilities are recourse only to Colliers Mortgage, are revolving and are secured by any warehouse mortgages financed on the facilities.

On May 26, 2022, Colliers Mortgage entered into an amendment to the financing agreement for Facility C modifying the interest rate to SOFR plus 1.6% and maturity date to April 27, 2023, with an option to extend to April 27, 2024.

On October 17, 2022, Colliers Mortgage renewed Facility A extending its maturity date to October 19, 2023.